Income Taxes - Components of Current Taxes (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	18.50%	15.00%	16.50%
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	26.50%	26.50%
U.S.A. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	35.20%	35.20%	35.50%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%
U.K. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	20.00%	20.00%	21.00%
Ireland [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	12.50%	12.50%	12.50%